Financial instruments and risk management - Commodity price sensitivity and hedging (Details)	Jan. 31, 2025 $ / t R / oz t oz	Dec. 31, 2024 R / oz oz	Dec. 09, 2024 oz R / oz	Nov. 04, 2024 R / oz oz	Jul. 31, 2024 t $ / t	May 03, 2023 R / oz oz	Nov. 30, 2021 t	Jun. 15, 2021 oz
Gold
Foreign currency sensitivity analysis
Quantity of hedged instrument (in tonne/ounce) | oz			168,000	182,000		154,320
Gold | Commodity price risk | Within one year
Foreign currency sensitivity analysis
Quantity of hedged instrument (in tonne/ounce) | oz		168,000
Gold | Commodity price risk | Within one year | Commodity hedging activity
Foreign currency sensitivity analysis
Quantity of hedged instrument (in tonne/ounce) | oz	168,000
Gold | Minimum
Foreign currency sensitivity analysis
Average price (in ZAR/AUD per ounce/tonne) | R / oz			45,000	45,000		34,214
Gold | Minimum | Commodity price risk | Within one year
Foreign currency sensitivity analysis
Average price (in ZAR/AUD per ounce/tonne) | R / oz		45,000
Gold | Minimum | Commodity price risk | Within one year | Commodity hedging activity
Foreign currency sensitivity analysis
Average price (in ZAR/AUD per ounce/tonne) | R / oz	45,000
Gold | Maximum
Foreign currency sensitivity analysis
Average price (in ZAR/AUD per ounce/tonne) | R / oz			54,400	58,500		46,050
Gold | Maximum | Commodity price risk | Within one year
Foreign currency sensitivity analysis
Average price (in ZAR/AUD per ounce/tonne) | R / oz		58,500
Gold | Maximum | Commodity price risk | Within one year | Commodity hedging activity
Foreign currency sensitivity analysis
Average price (in ZAR/AUD per ounce/tonne) | R / oz	54,400
Zinc
Foreign currency sensitivity analysis
Quantity of hedged instrument (in tonne/ounce)							90,000	90,000
Zinc | Commodity price risk | Within one year | Commodity hedging activity
Foreign currency sensitivity analysis
Quantity of hedged instrument (in tonne/ounce) | t	12,000
Zinc | Commodity price risk | Within one year | Hedging instrument 1
Foreign currency sensitivity analysis
Quantity of hedged instrument (in tonne/ounce) | t					3,960
Zinc | Commodity price risk | Within one year | Hedging instrument 2
Foreign currency sensitivity analysis
Quantity of hedged instrument (in tonne/ounce) | t					20,040
Zinc | Commodity price risk | Not later than one month | Commodity hedging activity
Foreign currency sensitivity analysis
Quantity of hedged instrument (in tonne/ounce) | t	6,000
Zinc | Minimum | Commodity price risk | Within one year | Commodity hedging activity
Foreign currency sensitivity analysis
Average price (in ZAR/AUD per ounce/tonne)	4,200
Zinc | Minimum | Commodity price risk | Within one year | Hedging instrument 1
Foreign currency sensitivity analysis
Average price (in ZAR/AUD per ounce/tonne)					4,300
Zinc | Minimum | Commodity price risk | Within one year | Hedging instrument 2
Foreign currency sensitivity analysis
Average price (in ZAR/AUD per ounce/tonne)					4,100
Zinc | Minimum | Commodity price risk | Not later than one month | Commodity hedging activity
Foreign currency sensitivity analysis
Average price (in ZAR/AUD per ounce/tonne)	4,150
Zinc | Maximum | Commodity price risk | Within one year | Commodity hedging activity
Foreign currency sensitivity analysis
Average price (in ZAR/AUD per ounce/tonne)	4,780
Zinc | Maximum | Commodity price risk | Within one year | Hedging instrument 1
Foreign currency sensitivity analysis
Average price (in ZAR/AUD per ounce/tonne)					4,830
Zinc | Maximum | Commodity price risk | Within one year | Hedging instrument 2
Foreign currency sensitivity analysis
Average price (in ZAR/AUD per ounce/tonne)					4,340
Zinc | Maximum | Commodity price risk | Not later than one month | Commodity hedging activity
Foreign currency sensitivity analysis
Average price (in ZAR/AUD per ounce/tonne)	4,500